ORDINARY SHARES (Details) - USD ($)						12 Months Ended
	Sep. 27, 2015	Sep. 07, 2015	Jun. 08, 2015	Apr. 27, 2015	Apr. 08, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ORDINARY SHARES [Line Items]
Ordinary shares issued upon the exercise of their share options						207,972	1,042,002	2,294,208
Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Common shares remain for future issuance						692,846	900,818	15,592,824
Mr. Xu [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration			72,000,000
Purchase price (in dollars per share)			$ 0.5556
Total purchase price			$ 40,000,000
Shares issued pursuant to supplemental agreement		$ 15,000,000
Stock Issued During Period, Shares, Other		27,000,000
Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost					$ 37,294,600
IPO related cost					3,000,000
Amount of Mr. Xu's indebtness converted into ordinary shares					$ 69,400,000
Ordinary shares issued upon conversion of Mr. Xu's debt					124,835,802
Ordinary shares issued for consideration			741,422,780
Stock Issued During Period, Shares, Other									27,000,000
Ordinary shares [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank	38,363,112					38,363,112
Ordinary shares [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Shares issued					72,000,000
Ordinary shares issued upon the exercise of their share options						37,670,266	37,462,294	22,770,288
Ordinary shares [Member] | IPO [Member]
ORDINARY SHARES [Line Items]
Shares issued							72,000,000
Ordinary shares [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued				3,960,000
ADS [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank	2,131,284
ADS [Member] | IPO [Member]
ORDINARY SHARES [Line Items]
Shares issued					4,000,000
Price per share				$ 10	$ 10
ADS [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued				220,000
Price per share				$ 10
Series A-1 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO					12,202,988
Series A-2 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO					122,029,877
Series B Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO					30,507,471